Financial Income and Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net Financial result	€ (13)	€ (111)	€ (217)
Gain/ loss on change in value of foreign exchange difference net of tax	200
Decrease on Interest on Finance Leases	100
Mesoblast Future USD Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Net Financial result	€ 0	100	€ (200)
Gain/ loss on change in value of foreign exchange difference net of tax		€ 100